Derivative and Hedging Instruments - Summary of Effects of Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Detail) - Non designated [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (5,928)	$ 6,498
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(1,986)	2,423
Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(687)	894
Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(133)	291
Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(166)	(55)
Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	66	(47)
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(1,751)	3,785
Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(2,140)	(1,111)
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	871	322
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (2)	$ (4)